MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 99.3%
2,988,245	Communication Services Select Sector SPDR Fund(a)				$ 320,967,395
896,809	Consumer Discretionary Select Sector SPDR Fund(a)				198,580,417
5,719,963	Financial Select Sector SPDR Fund				299,554,462
1,786,672	Health Care Select Sector SPDR Fund(a)				233,035,629
114,643	Invesco QQQ Trust Series 1				64,774,441
1,167,698	iShares Expanded Tech-Software Sector ETF(a),(b)				130,385,159
615,558	iShares U.S. Home Construction ETF(a)				59,961,505
2,633,546	Technology Select Sector SPDR Fund				691,937,877
439,185	VanEck Semiconductor ETF(a),(b)				126,827,844
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,800,095,840)				2,126,024,729

	SHORT-TERM INVESTMENTS — 22.8%
	COLLATERAL FOR SECURITIES LOANED - 22.1%
473,800,060	State Street Navigator Securities Lending Government Money Market Portfolio, 4.32% (Cost $473,800,060)(c),(d)				473,800,060

	MONEY MARKET FUNDS - 0.7%
15,766,817	State Street Institutional Treasury Money Market Fund, Premier Class, 4.22% (Cost $15,766,817)(d)				15,766,817

	TOTAL SHORT-TERM INVESTMENTS (Cost $489,566,877)				489,566,877

	TOTAL INVESTMENTS - 122.1% (Cost $2,289,662,717)				$ 2,615,591,606
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $3,833,012)				(1,320,860)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%				(470,906,182)
	NET ASSETS - 100.0%				$ 2,143,364,564

Contracts(e)
	WRITTEN INDEX OPTIONS - (0.1)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
844	S&P 500 Index	08/07/2025	$ 6,410	$ 541,004,000	$ 1,320,860
	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $3,833,012)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2025 was $481,857,121.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $473,800,060 at July 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $20,879,042.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2025.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 1.3%
8,928	AeroVironment, Inc.(a)	$ 2,389,490

	AUTOMOTIVE - 1.6%
101,928	WeRide, Inc. - ADR(a)	935,699
109,368	XPeng, Inc. - ADR(a)	1,991,591
		2,927,290
	BANKING - 0.6%
92,256	NU Holdings Ltd., Class A(a)	1,127,368

	BIOTECH & PHARMA - 6.5%
2,976	Argenx S.E. - ADR(a)	1,994,902
10,416	Ascendis Pharma A/S - ADR(a)	1,807,176
29,016	Bridgebio Pharma, Inc.(a)	1,371,586
17,112	CRISPR Therapeutics A.G.(a)(b)	962,721
25,296	Guardant Health, Inc.(a)	1,036,630
12,648	Insmed, Inc.(a)	1,356,877
9,672	Krystal Biotech, Inc.(a)	1,488,232
25,296	Legend Biotech Corporation - ADR(a)	988,315
7,440	Neurocrine Biosciences, Inc.(a)	954,031
		11,960,470

	DIVERSIFIED INDUSTRIALS - 0.3%
4,464	Emerson Electric Company	649,557

	E-COMMERCE DISCRETIONARY - 2.4%
12,648	eBay, Inc.	1,160,454
44,640	JD.com, Inc. - ADR	1,405,714
744	MercadoLibre, Inc.(a)	1,766,174
		4,332,342
	ELECTRICAL EQUIPMENT - 0.5%
47,616	Hesai Group - ADR(a)	904,704

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ENTERTAINMENT CONTENT - 7.5%
2,976	AppLovin Corporation, Class A(a)	$ 1,162,723
663,648	fuboTV, Inc.(a)	2,641,319
437,472	HUYA, Inc. - ADR	1,469,906
22,320	ROBLOX Corporation, Class A(a)	3,075,474
23,064	Sea Ltd. - ADR(a)	3,612,975
8,184	Take-Two Interactive Software, Inc.(a)	1,822,822
		13,785,219
	HEALTH CARE FACILITIES & SERVICES - 1.6%
14,880	GeneDx Holdings Corporation(a)	1,517,016
25,296	Tempus AI, Inc.(a)(b)	1,431,501
		2,948,517
	INTERNET MEDIA & SERVICES - 4.9%
43,896	Nebius Group N.V., Class A(a)	2,389,258
744	Netflix, Inc.(a)	862,594
128,712	Rumble, Inc.(a)	1,086,329
158,472	Serve Robotics, Inc.(a)(b)	1,614,830
1,488	Spotify Technology S.A.(a)	932,292
51,336	Tencent Music Entertainment Group - ADR	1,077,543
17,112	Trip.com Group Ltd. - ADR	1,060,088
		9,022,934
	LEISURE FACILITIES & SERVICES - 3.2%
26,784	DraftKings, Inc.(a)	1,206,351
5,952	Flutter Entertainment PLC(a)	1,799,052
155,496	Genius Sports Ltd.(a)	1,749,330
95,232	Super Group SGHC Ltd.	1,023,744
		5,778,477
	MACHINERY - 1.4%
28,272	ATS Corporation(a)(b)	858,055
1,488	Deere & Company	780,263
6,696	John Bean Technologies Corporation	922,708
		2,561,026
	MEDICAL EQUIPMENT & DEVICES - 3.8%
20,088	Globus Medical, Inc., Class A(a)	1,057,231
5,208	Insulet Corporation(a)	1,501,988

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.8% (Continued)
8,928	Natera, Inc.(a)	$ 1,193,316
28,272	PROCEPT BioRobotics Corporation(a)	1,371,475
32,736	Siemens Healthineers A.G. - ADR	879,289
10,416	Zimmer Biomet Holdings, Inc.	954,626
		6,957,925

	RETAIL - DISCRETIONARY - 1.1%
5,208	Carvana Company(a)	2,032,005

	SEMICONDUCTORS – 12.0%
8,184	Advanced Micro Devices, Inc.(a)	1,442,921
16,368	Ambarella, Inc.(a)	1,081,761
3,720	Analog Devices, Inc.	835,624
744	ASML Holding N.V. - ADR	516,864
17,856	Astera Labs, Inc.(a)	2,441,451
11,904	Broadcom, Inc.	3,496,205
15,624	Coherent Corporation(a)	1,681,142
11,160	Lam Research Corporation	1,058,414
11,904	Micron Technology, Inc.	1,299,203
38,688	NVIDIA Corporation	6,881,435
52,080	Ouster, Inc.(a)	1,217,630
		21,952,650
	SOFTWARE - 37.3%
78,120	ACV Auctions, Inc.(a)	1,110,085
5,952	Circle Internet Group, Inc.(a)	1,092,311
40,175	Cloudflare, Inc., Class A(a)	8,343,543
16,368	Coreweave, Inc., Class A(a)(b)	1,868,080
7,439	Crowdstrike Holdings, Inc., Class A(a)	3,381,546
4,464	CyberArk Software Ltd.(a)	1,836,802
11,160	Datadog, Inc., Class A(a)	1,562,177
79,608	Gen Digital, Inc.	2,347,640
31,992	Gitlab, Inc., Class A(a)	1,401,570

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 37.3% (Continued)
49,848	Global-e Online Ltd(a)	$ 1,652,461
6,696	Guidewire Software, Inc.(a)	1,514,769
2,232	Intuit, Inc.	1,752,410
25,296	IonQ, Inc.(a)(b)	1,008,552
23,808	Kaspi.KZ JSC - ADR	1,878,451
5,208	Microsoft Corporation	2,778,468
23,808	Oddity Tech Ltd.(a)	1,668,227
23,064	Oracle Corporation	5,852,950
9,672	Palantir Technologies, Inc., Class A(a)	1,531,561
18,600	Pegasystems, Inc.	1,092,006
62,496	Quantum Computing, Inc.(a)	927,441
58,032	Rubrik, Inc., Class A(a)	5,510,138
97,464	SailPoint, Inc.(a)	2,177,346
78,120	SentinelOne, Inc., Class A(a)	1,432,721
14,880	Shopify, Inc., Class A(a)	1,818,485
17,856	Snowflake, Inc., Class A(a)	3,990,816
85,560	SoundHound AI, Inc., Class A(a)(b)	883,835
22,320	Upstart Holdings, Inc.(a)	1,824,437
5,208	Veeva Systems, Inc., Class A(a)	1,480,114
216,504	VTEX(a)	1,292,529
11,903	Zscaler, Inc.(a)	3,399,021
		68,410,492
	SPECIALTY FINANCE - 1.1%
90,024	SoFi Technologies, Inc.(a)	2,032,742

	TECHNOLOGY HARDWARE - 3.4%
11,904	Cisco Systems, Inc.	810,424
21,576	Credo Technology Group Holding Ltd.(a)	2,406,803
66,216	D-Wave Quantum, Inc.(a)(b)	1,138,253
255,936	Nokia OYJ - ADR(b)	1,044,219
61,008	Rigetti Computing, Inc.(a)	884,616
		6,284,315
	TECHNOLOGY SERVICES – 7.2%
139,872	Core Scientific, Inc.(a)	1,893,867

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES – 7.2% (Continued)
16,368	CoStar Group, Inc.(a)	$ 1,558,070
170,376	Dlocal Ltd./Uruguay	1,748,058
2,232	International Business Machines Corporation	565,031
90,024	MARA Holdings, Inc.(a)(b)	1,447,586
68,448	Pagaya Technologies Ltd.(a)	2,056,861
91,512	Remitly Global, Inc.(a)	1,509,948
6,695	Sezzle, Inc.(a)(b)	1,036,654
27,528	Toast, Inc., Class A(a)	1,344,468
		11,266,676
	TELECOMMUNICATIONS - 1.8%
67,704	Galaxy Digital, Inc.(a)(b)	1,923,809
174,096	Vnet Group, Inc. - ADR(a)	1,446,738
		3,370,547

	TOTAL COMMON STOCKS (Cost $161,350,696)	182,588,613

	SHORT-TERM INVESTMENTS — 4.3%
	COLLATERAL FOR SECURITIES LOANED - 3.8%
6,898,143	State Street Navigator Securities Lending Government Money Market Portfolio, 4.32% (Cost $6,898,143)(c),(d)	6,898,143

	MONEY MARKET FUNDS - 0.5%
884,374	State Street Institutional Treasury Money Market Fund, Premier Class, 4.22% (Cost $884,374)(d)	884,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,782,517)	7,782,517

	TOTAL INVESTMENTS - 103.8% (Cost $169,133,213)	$ 190,371,130
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(6,896,337)
	NET ASSETS - 100.0%	$ 183,474,793

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2025 was $8,799,305.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $6,898,143 at July 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $2,023,528.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2025.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
78,000	Franklin FTSE Canada ETF	$ 3,242,912
250,436	Franklin FTSE Mexico ETF(a)	7,363,570
379,600	iShares Core MSCI Emerging Markets ETF	22,901,268
702,000	iShares Core MSCI International Developed Markets ETF	52,544,700
358,136	KraneShares CSI China Internet ETF	12,692,340
219,718	SPDR Portfolio Emerging Markets ETF	9,450,071
356,200	SPDR Portfolio Europe ETF	16,844,698
91,000	Vanguard FTSE Pacific ETF	7,454,720
	TOTAL EXCHANGE-TRADED FUNDS (Cost $123,643,051)	132,494,279

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
779,867	State Street Institutional Treasury Money Market Fund, Premier Class, 4.22% (Cost $779,867)(b)	779,867

	TOTAL INVESTMENTS - 100.1% (Cost $124,422,918)	$ 133,274,146
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(116,733)
	NET ASSETS - 100.0%	$ 133,157,413

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven-day effective yield as of July 31, 2025.